Supplemental Guarantor Information (Supplemental Condensed Consolidating Financial Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Condensed Consolidating Statements of Operations
Revenues	$ 33,706		$ 33,405		$ 32,778
Expenses	(31,332)		(28,868)		(29,072)
Equity earnings (losses) of affiliates	730		462		448
Interest expense, net	(1,034)		(966)		(991)
Interest income	135		126		91
Earnings (losses) from subsidiary entities	0		0		0
Other, net	7		18		69
Income (loss) before income tax expense	2,212		4,177		3,323
Income tax (expense) benefit	(805)		(1,029)		(679)
Income (loss) from continuing operations			3,148
Loss on disposition of discontinued operations, net of tax			(254)
Net income (loss)	1,407		2,894		2,644
Less: Net income attributable to noncontrolling interests	(228)	[1]	(155)	[1]	(105)	[1]
Net income (loss) attributable to News Corporation stockholders	1,179		2,739		2,539
Comprehensive income (loss) attributable to News Corporation stockholders	(432)		4,774		2,132
News America [Member]
Condensed Consolidating Statements of Operations
Revenues	1		1		1
Expenses	(416)		(399)		(323)
Equity earnings (losses) of affiliates	(5)		(6)		2
Interest expense, net	(1,499)		(1,435)		(4,256)
Interest income	4		73		6
Earnings (losses) from subsidiary entities	127		672		1,744
Other, net	327		250		644
Income (loss) before income tax expense	(1,461)		(844)		(2,182)
Income tax (expense) benefit	532		208		446
Income (loss) from continuing operations			(636)
Loss on disposition of discontinued operations, net of tax			0
Net income (loss)	(929)		(636)		(1,736)
Less: Net income attributable to noncontrolling interests	0		0		0
Net income (loss) attributable to News Corporation stockholders	(929)		(636)		(1,736)
Comprehensive income (loss) attributable to News Corporation stockholders	(966)		(682)		(1,638)
News Corporation [Member]
Condensed Consolidating Statements of Operations
Revenues	0		0		0
Expenses	0		0		0
Equity earnings (losses) of affiliates	0		0		0
Interest expense, net	(396)		(1,109)		(743)
Interest income	7		8		0
Earnings (losses) from subsidiary entities	1,630		3,924		3,283
Other, net	(62)		(84)		(1)
Income (loss) before income tax expense	1,179		2,739		2,539
Income tax (expense) benefit	0		0		0
Income (loss) from continuing operations			2,739
Loss on disposition of discontinued operations, net of tax			0
Net income (loss)	1,179		2,739		2,539
Less: Net income attributable to noncontrolling interests	0		0		0
Net income (loss) attributable to News Corporation stockholders	1,179		2,739		2,539
Comprehensive income (loss) attributable to News Corporation stockholders	(432)		4,774		2,132
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statements of Operations
Revenues	33,705		33,404		32,777
Expenses	(30,916)		(28,469)		(28,749)
Equity earnings (losses) of affiliates	735		468		446
Interest expense, net	(14)		(19)		(10)
Interest income	999		1,642		4,103
Earnings (losses) from subsidiary entities	0		0		0
Other, net	(258)		(148)		(169)
Income (loss) before income tax expense	4,251		6,878		8,398
Income tax (expense) benefit	(1,547)		(1,694)		(1,716)
Income (loss) from continuing operations			5,184
Loss on disposition of discontinued operations, net of tax			(254)
Net income (loss)	2,704		4,930		6,682
Less: Net income attributable to noncontrolling interests	(228)		(155)		(105)
Net income (loss) attributable to News Corporation stockholders	2,476		4,775		6,577
Comprehensive income (loss) attributable to News Corporation stockholders	1,204		7,855		7,456
Consolidation, Eliminations [Member]
Condensed Consolidating Statements of Operations
Revenues	0		0		0
Expenses	0		0		0
Equity earnings (losses) of affiliates	0		0		0
Interest expense, net	875		1,597		4,018
Interest income	(875)		(1,597)		(4,018)
Earnings (losses) from subsidiary entities	(1,757)		(4,596)		(5,027)
Other, net	0		0		(405)
Income (loss) before income tax expense	(1,757)		(4,596)		(5,432)
Income tax (expense) benefit	210		457		591
Income (loss) from continuing operations			(4,139)
Loss on disposition of discontinued operations, net of tax			0
Net income (loss)	(1,547)		(4,139)		(4,841)
Less: Net income attributable to noncontrolling interests	0		0		0
Net income (loss) attributable to News Corporation stockholders	(1,547)		(4,139)		(4,841)
Comprehensive income (loss) attributable to News Corporation stockholders	$ (238)		$ (7,173)		$ (5,818)

[1]	Net income attributable to noncontrolling interests includes $75 million, $24 million and $9 million relating to redeemable noncontrolling interests for the years ended June 30, 2012, 2011 and 2010, respectively.